LEASES	9 Months Ended
Oct. 31, 2019
LEASES
LEASES

9. LEASES

On October 30, 2018, the Company signed a lease for 11,793 square feet of office and laboratory space in San Jose, California. The lease commenced in December 2018 and will terminate in December 2023. The lease requires payment of maintenance, utilities, taxes, insurance and other operating expenses associated with the leased space.

Effective February 1, 2019, the Company adopted ASU No. 2016-02, Leases, as amended, which resulted in the recording of an operating lease right-to-use asset of $1.2 million and corresponding short-term and long-term liabilities of $0.3 million and $1.0 million, respectively. The right-to-use asset and corresponding liability for the facility lease have been measured at the present value of the future minimum lease payments. The Company has an option to extend the lease for an additional 36 months, but, as the renewal is not reasonably certain, the Company has not included this renewal option in its accounting for the lease. Lease expense is recognized on a straight-line basis over the lease term and was approximately $93,000 and $160,000 for the three months ended October 31, 2019 and 2018, respectively, and approximately $278,000 and $480,000 for the nine months ended October 31, 2019 and 2018, respectively. Cash paid for amounts included in the measurement of operating lease liability for the three and nine months ended October 31, 2019 was approximately $91,000 and $246,000, respectively, and was included in net cash used in operating activities in the statement of cash flows.

The future minimum payments under the Company’s operating lease as of October 31, 2019 are as follows (in thousands):

Operating Lease
Fiscal years ending January 31,
2020	$92
2021	372
2022	382
2023	392
2024	334
Total future minimum lease payments	1,572
Less: present value discount	(486)
Present value of operating lease liabilities	$1,086

The Company recorded financing leases related to laboratory equipment in May 2019 and March 2018. The leased asset values were approximately $54,000 and $61,000, respectively, and the corresponding current and long-term liabilities were recorded in accrued expenses and other current liabilities and other long-term liabilities, respectively. Total future payments representing interest until the termination of leases were approximately $7,000 as of October 31, 2019.

The following table summarizes the Company’s financing lease commitment as of October 31, 2019 (in thousands):

Financing Leases
Fiscal years ending January 31,
2020	$11
2021	43
2022	22
2023	5
Total	$81